Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (40,402)	$ (41,057)	$ 18,683
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash compensation resulting from transfer of noncontrolling interest of Dimension (Note 19)	3,908
Depreciation of property and equipment	957	1,087	962
Amortization of intangible assets	2,813	5,285	6,309
Deferred income taxes	(1,174)	(4,060)	(1,324)
Share-based compensation	4,441	19,366	2,924
Provision for bad debts	779	3,235	15
Provision for other current assets	632
Loss on impairment of intangible assets	6,610	8,552
Loss on impairment of goodwill	29,597	21,457
(Gain)/loss on disposal of property and equipment	53	20	(1)
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Changes in operating assets and liabilities:
Accounts receivable	(14,811)	(23,364)	(33,937)
Inventories	(234)	1,094	(740)
Deferred cost	(1,178)	(1,385)	562
Prepaid expenses and other current assets	(2,393)	(3,296)	(4,336)
Project deposits	(17)	9	519
Rental deposits and other noncurrent assets	82	75	(480)
Accounts payable	1,092	(406)	7,500
Deferred revenue	7,722	2,535	(2,200)
Income taxes payable	2,246	459	3,866
Accrued expenses and other payables	5,112	3,985	6,554
Other noncurrent liabilities	(347)	(61)	1,139
Net cash provided by (used in) operating activities	5,658	(4,801)	9,895
Cash flows from investing activities:
Purchase of term deposits	(24,260)	(44,785)
Maturity of term deposits	69,265		139
(Release) deposit of restricted cash	3,518	2,743	(4,365)
Purchases of short term investment	(1,268)
Aquisition of businesses, net of cash acquired of nil, US$1,506, and nil in 2010, 2011 and 2012, respectively	(3,500)	(11,430)	(8,359)
Purchases of property and equipment	(668)	(867)	(1,439)
Repayment of loan from third party		13	248
Proceeds from disposal of property and equipment	24	29	29
Purchases of intangible assets	(34)
Net cash (used in) provided by investing activities	43,077	(54,297)	(13,747)
Cash flows from financing activities:
Proceeds from borrowings	3,213	9,205	11,691
Repayment of borrowings	(10,998)	(12,230)	(9,311)
Proceeds from initial public offering			93,775
Proceeds from follow-on offering			19,949
Reimbursed issuance cost from follow-on offering		836
Proceeds from exercise of share options		1,335
Repurchase of ordinary shares		(14,415)
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Net cash provided by (used in) financing activities	(12,885)	(25,166)	108,754
Effect of exchange rate changes	898	1,036	1,634
Net increase (decrease) in cash and cash equivalents	36,748	(83,228)	106,536
Cash and cash equivalents, beginning of year	57,128	140,356	33,820
Cash and cash equivalents, end of year	93,876	57,128	140,356
Supplemental disclosure of cash flow information:
Income taxes paid	(1,442)	(1,860)	(1,837)
Interest paid	(188)	(935)	(475)
Non-cash investing activities:
Ordinary shares issued in connection with business acquisitions of Dimension (Note 15)		5,341
Consideration payable in connection with business acquisitions		3,145
An intangible asset acquired through a non-controlling shareholder injection	1,085
IPO
Cash flows from financing activities:
Payment of reimbursable issuance cost		(1,242)	(2,957)
Follow-on public offering
Cash flows from financing activities:
Payment of reimbursable issuance cost		$ (694)	$ (141)